Note 15 - Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December, 31
	2014					2015
	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Intangible assets not subject to amortization:
Commodities trading right	1,372,773	-	-	(81,712)	1,291,061	1,216,582	-	(250,360)	966,222

Intangible assets subject to amortization:
Completed technology	68,639	(27,187)	(41,452)	-	-	-	-	-	-
Customer relationship	1,256,741	(362,522)	-	-	894,219	1,184,243	(610,931)	-	573,312
Securities consulting license and related trademarks	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-	-	-	-	-
	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280	$2,400,825	$(610,931)	$(250,360)	$1,539,534